FIFTH THIRD PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2000
(AMOUNTS IN THOUSANDS)
-------------------------------------------------------

PRINCIPAL              SECURITY              AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
 COMMERCIAL PAPER - 69.5%
           BANKS - 12.2%
           ---------------------------------
$   9,000  Bank of America, NA, 8/7/00        $ 8,990
   10,000  Banque Nationale De Paris,
           10/10/00                             9,872
   20,000  Barclays, 8/17/00                   19,942
   10,000  Credit Suisse First
           Boston, Inc., 10/2/00                9,884
   10,000  Deutsche Bank, 8/8/00                9,987
   10,000  Societe Generale, 9/20/00            9,910
   10,000  Wells Fargo & Co., 8/16/00           9,972
   10,000  Wells Fargo & Co., 8/29/00           9,950
           --------------------------------- ---------
             Total                             88,507
           --------------------------------- ---------
           BROKERAGE - 13.0%
           ---------------------------------
   15,000  Goldman Sachs Group, 8/15/00        14,961
   10,000  Goldman Sachs Group, 8/22/00         9,965
   10,000  Merrill Lynch & Co., 9/12/00         9,924
   10,000  Merrill Lynch & Co., 2/2/01          9,662
   10,000  Salomon Smith Barney, Inc., 8/22/00  9,962
   10,000  Salomon Smith Barney, Inc., 8/30/00  9,948
   20,000  U.B.S. Finance, 8/1/00              20,000
   10,000  U.B.S. Finance, 8/14/00              9,980
           --------------------------------- ---------
             Total                             94,402
           --------------------------------- ---------
           CONSUMER PRODUCTS - 3.7%
           ---------------------------------
   12,000  Procter & Gamble, 8/3/00            11,996
   15,000  Procter & Gamble, 8/21/00           14,945
           --------------------------------- ---------
             Total                             26,941
           --------------------------------- ---------
           ENERGY - 7.2%
           ---------------------------------
   10,000  Chevron Corp., 8/8/00                9,987
   15,000  Chevron Corp., 8/17/00              14,956
   15,000  Georgia Power, 8/9/00               14,978
   11,850  Georgia Power, 8/23/00              11,803
           --------------------------------- ---------
             Total                             51,724
           --------------------------------- ---------
           FINANCIAL - 27.4%
           ---------------------------------
   15,000  A.I. Credit Corp., 8/31/00          14,919
   10,000  American Express Credit Corp.,
           8/7/00                               9,989
   10,000  American Express Credit Corp.,
           8/11/00                              9,982
   10,000  American Express Credit Corp.,
           8/15/00                              9,975
   10,000  AT&T Credit Corp., 9/5/00            9,937
   10,000  Daimler Chrysler Financial Co.,
           LLC, 8/4/00                          9,995
   10,000  Daimler Chrysler Financial Co.,
           LLC, 8/18/00                         9,969
   15,000  Ford Motor Credit Corp., 8/3/00     14,995
   10,000  Ford Motor Credit Corp., 8/25/00     9,957
   10,000  General Electric
           Capital Corp., 8/2/00                9,998
    9,000  General Electric Capital
           Corp., 9/6/00                        8,941
   10,200  General Electric Capital
           Corp., 9/27/00                      10,095
   10,000  General Motors Acceptance Corp.,
           8/28/00                              9,951
   20,000  IBM Credit Corp., 8/1/00            20,000



PRINCIPAL              SECURITY              AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
$  10,000  IBM Credit Corp., 8/14/00          $ 9,977
   10,000  Metlife Funding, 8/18/00             9,969
   10,000  Metlife Funding, 8/25/00             9,957
   10,000  Prudential Funding, 8/21/00          9,964
           --------------------------------- ---------
             Total                            198,570
           --------------------------------- ---------
           MISCELLANEOUS - 6.0%
           ---------------------------------
   15,300  Dupont, 8/9/00                      15,278
   10,000  Tribune Co., 8/4/00                  9,994
   10,000  Tribune Co., 8/10/00                 9,984
    8,000  Tribune Co., 8/24/00                 7,965
           --------------------------------- ---------
             Total                             43,221
           --------------------------------- ---------
           Total Commercial Paper             503,365
           --------------------------------- ---------
CORPORATE BONDS - 19.5%
           BANKS - 3.6%
           ---------------------------------
    4,000  Bank One Corp., Floating Rate Note,
           11/17/00, (6.780%, 8/18/00) (b)      4,001
    4,350  Bank of Amercia NA, 6.350%, 3/15/01  4,327
    2,000  Bank of Amercia NA, Floating
           Rate Note, 6/11/01,
           (6.850%, 9/11/00) (b)                2,001
      750  Chase Manhattan Corp., Floating Rate
           Note, 12/8/00, (7.040%, 9/8/00) (b)    750
    5,000  National City Bank, Floating
           Rate Note, 9/18/00,
           (6.810%, 9/18/00) (b)                5,001
    1,000  Wachovia Corp., Floating
           Rate Note, 9/28/00,
           (6.770%, 9/28/00) (b)                1,000
    5,250  Wells Fargo Co., 6.250%, 3/15/01     5,232
    1,570  Wells Fargo Co., 6.875%, 5/10/01     1,567
    2,000  Westdeutsche Landesbk NY,
           Floating Rate Note, 3/23/01,
          (6.540%, 8/25/00) (b)                 1,999
           --------------------------------- ---------
             Total                             25,878
           --------------------------------- ---------
           BROKERAGE - 2.8%
           ---------------------------------
    7,000  Goldman Sachs Group, Floating Rate
           Note, 8/9/00, (6.730%, 8/1/00) (b)   7,000
    4,500  Merrill Lynch & Co., 6.330%, 8/25/00 4,500
    5,000  Merrill Lynch & Co., Floating
           Rate Note, 11/20/00,
           (7.320%, 8/21/00) (b)                5,008
    3,500  Salomon Smith Barney, Inc.,
             5.875%, 2/1/01                     3,486
           --------------------------------- ---------
             Total                             19,994
           --------------------------------- ---------
           FINANCIAL - 9.5%
           ---------------------------------
    7,400  Capital One Funding Corp., Floating
           Rate Note, 10/1/21, (6.700%,
           8/3/00) (b)                          7,400
    5,000  CIT Group, 6.500%, 11/20/00          4,995
    7,295  CIT Group, 6.125%, 12/15/00          7,271
    3,200  CIT Group, 6.800%, 2/1/01            3,200
   10,000  CIT Group, Floating Rate Note,
           2/14/01, (6.600%, 8/14/00) (b)       9,994
    1,390  CIT Group, 6.700%, 2/26/01           1,383
    3,600  CIT Group, 6.250%, 5/15/01           3,570
    5,900  Daimler Chrysler Financial Co.,
           LLC, 5.875%, 2/7/01                  5,868





       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2000
(AMOUNTS IN THOUSANDS)
------------------------------------------------------

PRINCIPAL              SECURITY              AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
$   1,250  Daimler Chrysler Financial Co.,
           LLC, 6.080%, 3/12/01               $ 1,244
    6,500  Ford Motor Credit Corp., Floating
           Rate Note, 8/18/00, (6.730%,
           8/18/00) (b)                         6,500
    1,200  Ford Motor Credit Corp., 5.750%,
           1/25/01                              1,192
    1,600  General Electric Capital Corp.,
           7.160%, 4/03/01                      1,587
    1,000  General Motors Acceptance Corp.,
           5.800%, 8/7/00                       1,000
    3,515  General Motors Acceptance Corp.,
           5.200%, 10/26/00                     3,504
    2,000  General Motors Acceptance Corp.,
           7.870%, 3/7/01                       2,009
    6,500  General Motors Acceptance Corp.,
           5.350%, 4/16/01                      6,423
    1,500  General Motors Acceptance Corp.,
           5.350%, 5/4/01                       1,483
           --------------------------------- ---------
             Total                             68,623
           --------------------------------- ---------
           HEALTHCARE - 1.1%
           ---------------------------------
    8,110  Landmark Medical LLC, Floating
           Rate Note, 1/1/21, (6.750%,
           8/3/00) (b)                          8,110
           --------------------------------- ---------
             Total                              8,110
           --------------------------------- ---------
           TECHNOLOGY - 2.5%
           ---------------------------------
    5,000  AT&T Corp., Floating Rate Note,
           7/13/01, (6.750%, 10/13/00) (b)      5,000
    8,000  AT&T Corp., Floating Rate Note,
           12/20/00, (7.510%,9/20/00) (b)       8,021
    5,000  AT&T Corp., Floating Rate Note,
           7/19/01, (6.660%, 8/21/00) (b)       5,000
           --------------------------------- ---------
             Total                             18,021
           --------------------------------- ---------
           Total Corporate Bonds              140,626
           --------------------------------- ---------

PRINCIPAL               SECURITY             AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
MUNICIPAL BONDS - 2.7%
$   4,900  Anaheim, California, Municipal
           Bond Floating Rate, 12/1/22,
           (6.62%, 8/7/00)                    $ 4,900
    2,700  Evanston, Illinois, Municipal Bond
           Floating Rate, 12/1/21, (6.700%,
           8/2/00) (b)                          2,700
    6,600  Illinois Educational Facilities
           Athority, Municipal Bond Floating
           Rate, 3/1/34, (6.700%, 8/2/00) (b)   6,600
    5,000  Missouri Health Facilities - SSM
           Healthcare, Floating Rate Note,
           6/1/25, (6.620%, 8/2/00) (b)         5,000
           --------------------------------- ---------
             Total                             19,200
           --------------------------------- ---------
           Total Municipal Bonds               19,200
           --------------------------------- ---------
REPURCHASE AGREEMENTS - 8.5%
   61,715  Warburg/Dillon, 6.550%, dated
           7/31/00, due 8/1/00, collateralized
           by U.S. Treasury Notes,
           5.875%-6.250%, due
           11/30/01-2/15/03
           with a value of $62,950.            61,715
           --------------------------------- ---------
           Total Repurchase Agreements         61,715
           --------------------------------- ---------
           TOTAL INVESTMENTS (AMORTIZED
           COST $724,906) (A) - 100.2%        724,906
           ---------------------------------
           LIABILITIES IN EXCESS OF
           OTHER ASSETS - (0.2%)               (1,410)
           --------------------------------- ---------
           TOTAL NET ASSETS - 100%           $723,496
           --------------------------------- ---------



(a) Also represents cost for federal tax purposes.

(b) Current rate and next demand date shown.

       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2000
(AMOUNTS IN THOUSANDS)
------------------------------------------------------

      PAR              SECURITY              AMORTIZED
    VALUE             DESCRIPTION              COST
---------  --------------------------------- ---------
U.S. GOVERNMENT AGENCIES - 99.6%
           FEDERAL FARM CREDIT BANK - 9.6%
           ---------------------------------
$   8,000  Discount Note, 8/14/00             $ 7,981
   15,000  Discount Note, 8/22/00              14,944
    1,500  6.125%, 9/1/00                       1,499
    8,035  6.650%, 9/1/00                       8,034
    2,000  6.150%, 9/1/00                       1,999
    2,573  6.250%, 10/2/00                      2,570
    9,000  Discount Note, 10/6/00               8,893
           --------------------------------- ---------
             Total                             45,920
           --------------------------------- ---------
           FEDERAL HOME LOAN BANK - 57.5%
           ---------------------------------
   10,000  Discount Note, 8/2/00                9,998
    8,000  Discount Note, 8/3/00                7,997
   15,000  Discount Note, 8/4/00               14,992
   10,000  5.710%, 8/9/00                       9,998
   10,000  Discount Note, 8/9/00                9,986
    4,750  5.620%, 8/10/00                      4,749
   10,000  Discount Note, 8/11/00               9,983
   15,000  Discount Note, 8/16/00              14,963
   10,000  Discount Note, 8/18/00               9,970
   10,000  Discount Note, 8/25/00               9,957
    8,245  Discount Note, 8/30/00               8,203
   17,830  Discount Note, 9/6/00               17,716
   10,000  Discount Note, 9/13/00               9,923
   15,750  Discount Note, 9/20/00              15,610
   10,000  Discount Note, 9/29/00               9,895
    4,000  5.950%, 10/6/00                      3,997
    6,000  Discount Note, 10/6/00               5,929
    9,900  Floating Rate Note, 10/12/00
           (6.487%, 8/8/00) (b)                 9,892
   11,130  6.050%, 11/3/00                     11,121
    5,000  5.970%, 12/1/00                      4,990
    1,000  4.735%, 12/15/00                       994


      PAR              SECURITY              AMORTIZED
    VALUE             DESCRIPTION              COST
---------  --------------------------------- ---------
$   3,600  6.640%, 12/15/00                   $ 3,587
    5,000  5.500%, 12/22/00                     4,974
    1,000  5.150%, 2/9/01                         991
    4,255  6.465%, 2/16/01                      4,248
    5,000  5.375%, 3/2/01                       4,958
   10,845  6.500%, 3/15/01                     10,814
    1,515  6.450%, 3/16/01                      1,511
    6,945  5.625%, 3/19/01                      6,894
   25,000  Floating Rate Note, 4/3/01
           (6.234%, 8/8/00) (b)                25,000
    5,000  5.165%, 4/12/01                      4,943
    5,000  6.870%, 5/17/01                      5,000
           --------------------------------- ---------
             Total                            273,783
           --------------------------------- ---------
           STUDENT LOAN MARKETING
           ASSOCIATION - 32.5%
           ---------------------------------
   25,000  Floating Rate Note, 8/17/00
           (6.469%, 8/17/00) (b)               25,000
   13,000  6.050%, 9/14/00                     12,995
    2,000  4.750%, 12/11/00                     1,988
    2,000  4.800%, 12/18/00                     1,988
    9,000  Floating Rate Note, 3/9/01
           (6.700%, 9/9/00) (b)                 9,002
  103,700  Master Note, 6.537%, 10/1/00 (c)   103,700
           --------------------------------- ---------
             Total                            154,673
           --------------------------------- ---------
           Total U.S. Government Agencies     474,376
           --------------------------------- ---------
           TOTAL INVESTMENTS (AMORTIZED
             COST $474,376) (A) - 99.6%       474,376
           ---------------------------------
           OTHER ASSETS IN EXCESS
           OF LIABILITIES - 0.4%                1,807
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $476,183
           --------------------------------- ---------


(a) Also represents cost for federal tax purposes.

(b) Current rate and demand date shown.

(c) Current rate shown.


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2000
(AMOUNTS IN THOUSANDS)
------------------------------------------------------

PRINCIPAL              SECURITY              AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
U.S. TREASURY NOTES - 20.0%
$  30,000  6.000%, 8/15/00                   $ 30,004
   20,000  6.250%, 8/31/00                     20,012
   30,000  5.750%, 10/31/00                    29,960
   25,000  5.750%, 11/15/00                    24,964
   10,000  5.250%, 1/31/01                      9,947
   10,000  5.375%, 2/15/01                      9,925
   20,000  5.625%, 2/28/01                     19,892
   20,000  8.000%, 5/15/01                     20,227
   10,000  6.500%, 5/31/01                     10,002
           --------------------------------- ---------
           Total U.S. Treasury Notes          174,933
           --------------------------------- ---------
REPURCHASE AGREEMENTS - 80.1%
  104,000  ABN AMRO, 6.55%, Dated 7/31/00,
           Due 8/1/00 collateralized by U.S.
           Treasury Notes, 5.875% -6.250%,
           due 10/31/01 with a value of $48,359
           and U.S. Treasury Bonds,
           6.125% - 8.750%, due
           5/15/17 - 8/15/29 with a
           value of $57,722.                  104,000
   40,000  Bank Of America, 6.51%,
           Dated 7/31/00, Due 8/1/00
           collateralized by a U.S.
           Treasury Note, 6.000% due 8/15/09
           with a value of $16,485, and a U.S.
           Treasury Bill due 5/31/01
           with a value of $24,316.            40,000
   40,000  Bank One, 6.55%, Dated 7/31/00,
           Due 8/1/00 collateralized by a U.S.
           Treasury Note, 6.250% due 1/31/02
           with a value of $40,890             40,000
  104,000  Barclays Capital, 6.55%, Dated
           7/31/00, Due 8/1/00
           collateralized by a U.S.
           Treasury Note, 6.250%
           due 1/31/02 with a value
           of $106,080.                       104,000
   40,000  Bear Stearns, 6.54% Dated 7/31/00,
           Due 8/1/00 collateralized by U.S.
           Treasury Bonds, 5.250% - 14.000%,
           with a value of $24,221, and U.S.
           Treasury Notes, 4.625% -7.500% due
           11/30/00 - 8/15/07,
           with a value of $17,219.            40,000
   40,000  Chase Securities, 6.55%, Dated 7/31/00,
           Due 8/1/00 collateralized by U.S.
           Treasury Bonds, 7.875% - 11.250%,
           due 5/15/03 - 2/15/21 with a value
           of $40,806.                         40,000




PRINCIPAL              SECURITY              AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
$  40,000  Duetsche Bank, 6.54%, Dated 7/31/00,
           Due 8/1/00 collateralized by a U.S.
           Treasury Note, 6.500% due 8/15/05,
           with a value of $1,712,
           and U.S. Treasury Notes,
           10.750% -13.375% due 8/15/01 -
           2/15/03 with a value of $39,089.  $ 40,000
   40,000  J.P. Morgan, 6.55%, Dated 7/31/00,
           Due 8/1/00 collateralized by a U.S.
           Treasury Bond, 7.500% due 11/15/16
           with a value of $40,801.            40,000
   40,000  Nesbitt Burns, 6.54%, Dated 7/31/00,
           Due 8/1/00 collateralized by U.S
           Treasury Notes, 5.250% - 8.500% due
           11/15/00 - 8/15/09 with a value
           of $25,870, and U.S. Treasury Bonds,
           6.125% - 13.250% due 5/15/14 -
           11/15/27 with a value of $14,931.   40,000
  104,000  SG Cowen, 6.55%, Dated 7/31/00,
           Due 8/1/00 collateralized by a U.S.
           Treasury Note, 6.875% due 5/15/06
           with a value of $46,706, a
           U.S. Treasury Bond, 8.750%
           due 5/15/17 with a value
           of $59,448.                        104,000
  105,952  Warburg/Dillion, 6.55%, Dated 7/31/00,
           Due 8/1/00 collateralized by a U.S.
           Treasury Bond, 6.250% due 8/15/23
           with a value of $99,594, and a U.S.
           Treasury Note, 3.375% due 1/15/07
           with a value of $8,477.            105,952
           --------------------------------- ---------
           Total Repurchase Agreements        697,952
           --------------------------------- ---------
           TOTAL INVESTMENTS (AMORTIZED
           COST $872,885) (A) - 100.1%        872,885
           --------------------------------- ---------
           LIABILITIES IN EXCESS OF OTHER
           ASSETS - (0.1)%                     (1,228)
           --------------------------------- ---------
           TOTAL NET ASSETS - 100%           $871,657
           --------------------------------- ---------


(a) Also represents cost for federal tax purposes


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD TAX EXEMPT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2000
(AMOUNTS IN THOUSANDS)
------------------------------------------------------

PRINCIPAL              SECURITY              AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
COMMERCIAL PAPER - 22.3%
$   2,100  Cornell, Michigan, 4.250%,
           10/11/00                           $ 2,100
    5,000  Corpus Christi, Texas,
           Utility system,
           4.350%, 9/12/00                      5,000
    2,000  Dallas, Texas, Waterworks
           and Sewer, 4.300%, 8/14/00           2,000
    2,000  Illinois Health Facilities
           Authority, 4.300%, 9/11/00           2,000
    1,000  Illinois Health Facilities
           Authority, 4.400%, 10/12/00          1,000
    3,000  Intermountain Power Agency,
           Utah, Public Facilities
           Commission, 3.950%, 8/21/00          3,000
    2,000  Louisiana, 4.350%, 11/14/00          2,000
    5,000  University of Michigan,
           4.000%, 8/7/00                       5,000
    5,000  Sweetwater, Wyoming, Pollution
           control, 4.100%, 9/7/00              5,000
    2,000  University of Texas, 4.375%,
           8/3/00                               2,000
           --------------------------------- ---------
           Total Commercial Paper              29,100
           --------------------------------- ---------
MUNICIPAL BONDS - 77.9%
           GENERAL OBLIGATION - 7.5%
           ---------------------------------
      800  Clark County, Ohio, 4.750%, 4/12/01    802
      260  Cuyahoga County, Ohio, 5.000%,
           7/12/01                                261
    1,300  Fairfield County, Ohio, 4.950%,
           11/9/00                              1,302
      450  Greene County, Ohio, 5.300%,
           11/21/00                               451
      375  Lockland, Ohio, City School District,
           4.350%, 12/1/00                        375
      300  Lyndhurst, Ohio, 4.625%, 3/15/01       301
      440  Middleburg Heights, Ohio, 4.875%,
           8/10/01                                441
    1,335  Pepper Pike, Ohio, 4.800%, 5/10/01   1,337
      250  Solon, Ohio, School District,
           6.850%, 12/1/00                        252
      900  Tallmadge, Ohio, 4.750%, 4/26/01       902
      600  Tallmadge, Ohio, 4.850%, 9/21/00       600
    1,000  Union Scioto, Ohio, Local School
           District, 4.900%, 12/8/00            1,002
    1,811  Wyoming, Ohio, 4.750%, 3/14/01       1,812
           --------------------------------- ---------
             Total                              9,838
           --------------------------------- ---------
           REVENUE BONDS - 70.4%
           ---------------------------------
    4,000  Bexar County, Texas, Housing
           Finance, Floating Rate Note,
           6/1/05 (4.500%, 8/2/00) (b)          4,000
    1,700  Burke County, Georgia, Development
           Authority Pollution Control,
           Floating Rate Note, 7/1/24
           (4.250%, 8/1/00) (b)                 1,700
    3,000  Chicago, Illinois, O'Hare
           International Airport,
           Floating Rate Note, 1/1/15
           (4.250%, 8/2/00) (b)                 3,000

PRINCIPAL              SECURITY              AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
$   4,000  Detroit, Michigan, Sewer Disposal,
           Floating Rate Note, 7/1/23 (4.300%,
           8/2/00) (b)                        $ 4,000
    4,000  Farmington, New Mexico, Pollution
           Control, Floating Rate Note, 9/1/24
           (4.200%, 8/1/00) (b)                 4,000
    3,600  Illinois Educational Facilities
           Authority, Floating Rate Note,
           3/1/27 (4.300%, 8/2/00) (b)          3,600
    2,500  Illinois Educational Facilities
           Authority, Floating Rate Note,
           11/1/30 (4.250%, 8/2/00) (b)         2,500
    3,000  Indiana Health Facilities
           Financial Authority,
           Floating Rate Note, 1/1/20
           (4.250%, 8/2/00) (b)                 3,000
    2,000  Indiana State Educational
           Facilities Authority,
           Floating Rate Note, 6/1/28
           (4.300%, 8/2/00) (b)                 2,000
    1,400  Indianapolis, Indiana, Industrial
           Economic Development, Floating
           Rate Note, 3/1/13 (4.350%,
           8/2/00) (b)                          1,400
    4,800  Iowa Financial Authority, Floating
           Rate Note, 8/15/12 (4.300%,
           8/2/00) (b)                          4,800
    1,500  Jackson County, Mississippi,
           Pollution Control,
           Floating Rate Note, 12/1/16
           (4.200%, 8/1/00) (b)                 1,500
    3,000  Kansas City, Missouri, Industrial
           Development Authority Hospital,
           Floating Rate Note, 10/15/14
           (4.350%, 8/1/00) (b)                 3,000
    1,100  Kansas City, Missouri, Industrial
           Development Authority Hospital,
           Floating Rate Note, 4/15/15
           (4.350%, 8/1/00) (b)                 1,100
    4,000  Kentucky Economic Development
           Financial Authority Hospital
           Facilities, Floating Rate Note,
           1/1/22 (4.250%, 8/2/00) (b)          4,000
      500  Lancaster County, South Carolina,
           Water And Sewer System, 6.750%,
           5/1/21 (Prerefunded 5/1/01 @ 102)      515
    5,400  Los Angeles, California, Regional
           Airports, Floating Rate Note,
           12/1/25 (4.400%, 8/1/00) (b)         5,400
      400  Lower Neches Valley Authority,
           Texas, Floating Rate Note,
           2/15/17 (3.950%, 8/15/00) (b)          400
    1,200  Maryland State Health And Higher
           Education, Floating Rate Note,
           7/1/24 (4.300%, 8/2/00) (b)          1,200
    1,100  Massachusetts State Industrial
           Financial Agency, 7.000%, 11/1/19
           (Prerefunded 11/1/00 @ 100) (b)      1,108


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD TAX EXEMPT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2000
(AMOUNTS IN THOUSANDS)
------------------------------------------------------

PRINCIPAL              SECURITY              AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
$   5,000  Michigan State Hospital Financial
           Authority, Floating Rate
           Note, 12/1/23
           (4.200%, 8/2/00) (b)               $ 5,000
    2,200  Michigan State Strategic Fund
           Limited Obligation, Floating
           Rate Note, 9/1/30
           (4.350%, 8/1/00) (b)                 2,200
    1,200  Minneapolis, Minnesota, Housing
           And Redevelopment, 8.000%, 8/15/14
           (Prerefunded 8/15/00 @ 102) (b)      1,206
    6,100  Minneapolis, Minnesota, Housing
           And Redevelopment, Floating
           Rate Note, 8/15/25
           (4.350%, 8/1/00) (b)                 6,100
    1,200  Montgomery County, Ohio, Health
           Care Facilities, Floating
           Rate Note, 12/1/08
           (4.350%, 8/3/00) (b)                 1,200
      600  New York City, New York, Municipal
           Water Authority, Water & Sewer System,
           Floating Rate Note, 6/15/24
           (4.150%, 8/1/00) (b)                   600
    2,500  North Carolina Educational Facilities,
           Floating Rate Note, 9/1/20
           (4.300%, 8/3/00) (b)                 2,500
    5,200  Ohio State Air Quality Development
           Authority, Floating Rate Note,
           12/1/15 (4.450%, 8/1/00) (b)         5,200
    4,500  Perry County, Mississippi, Pollution
           Control, Floating Rate Note, 3/1/02
           (4.200%, 8/1/00) (b)                 4,500


PRINCIPAL              SECURITY              AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
$   1,745  Rushville, Indiana, Economic
           Development, Floating Rate Note,
           7/1/16 (4.380%, 8/2/00) (b)        $ 1,745
    2,965  Tulsa, Oklahoma, Industrial
           Authority, Floating Rate Note,
           6/1/14 (4.400%, 8/3/00) (b)          2,965
    1,875  Vincennes, Indiana, Economic
           Development, Floating Rate Note,
           7/1/15 (4.380%, 8/3/00) (b)          1,875
    3,710  Washington State Health Care
           Facilities Authority, Floating
           Rate Note, 10/1/05
           (4.200%, 8/1/00) (b)                 3,710
    1,000  Wisconsin State Health Facilities
           Authority, Floating Rate Note,
           1/1/16 (4.250%, 8/2/00) (b)          1,000
           --------------------------------- ---------
             Total                             92,024
           --------------------------------- ---------
           Total Municipal Bonds              101,862
           --------------------------------- ---------
MONEY MARKET - 0.0%
        6  SEI Institutional Tax Free Fund          6
           --------------------------------- ---------
           Total Money Market                       6
           --------------------------------- ---------
           TOTAL INVESTMENTS (AMORTIZED
           COST $130,968) (A) - 100.2%        130,968
           --------------------------------- ---------
           LIABILITIES IN EXCESS OF
           OTHER ASSETS - (0.2%)                 (280)
           --------------------------------- ---------
           TOTAL NET ASSETS - 100%           $130,688
           --------------------------------- ---------

(a) Also represents cost for federal tax purposes.

(b) Current rate and next reset date shown.


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)

------------------------------------------------------------------------------------------------------------------

                                                          PRIME        GOVERNMENT     U.S. TREASURY   TAX EXEMPT
                                                      MONEY MARKET    MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                          FUND            FUND            FUND           FUND
                                                     --------------  --------------  -------------- --------------
Investments, at amortized cost
   (Cost $663,191; $474,376;                              $663,191        $474,376         $174,933       $130,968
   $174,933 and $130,968, respectively)
Repurchase agreements, at amortized cost
   (Cost $61,715; $0;
   $697,952 and $0, respectively)                           61,715              --          697,952             --
                                                    --------------  --------------   -------------- --------------
   Total Investments                                       724,906         474,376          872,885        130,968
Cash                                                            24              45               --             10
Interest receivable                                          2,121           4,256            3,391            588
Receivable for Fund shares sold                                167             189               --             --
Prepaid expenses and other assets                               41             105               71             16
                                                    --------------  --------------   -------------- --------------
   Total Assets                                            727,259         478,971          876,347        131,582
                                                    --------------  --------------   -------------- --------------
LIABILITIES:
Dividends payable                                            3,462           2,447            4,466            421
Payable for investments purchased                               --              --               --            441
Accrued expenses and other payables:
   Investment advisory fees                                    216             169              194             --
   Administration fees                                          --              17               --             --
   Distribution fees                                            44              47               --              2
   Other                                                        41             108               30             30
                                                    --------------  --------------   -------------- --------------
   Total Liabilities                                         3,763           2,788            4,690            894
                                                    --------------  --------------   -------------- --------------
NET ASSETS:
Paid-in Capital                                            723,502         476,153          871,605        130,701
Accumulated undistributed net realized gains
   (losses) on investment transactions                          (6)           (393)            (195)           (13)
Undistributed net investment income                             --             423              247             --
                                                    --------------  --------------   -------------- --------------
   Total Net Assets                                       $723,496        $476,183         $871,657       $130,688
                                                    ==============  ==============   ============== ==============

Net assets:
   Institutional Shares                                    508,414         211,790          871,657        100,995
   Investment A Shares                                     215,082         264,393               NA         29,693
                                                    --------------  --------------   -------------- --------------
   Total                                                  $723,496        $476,183         $871,657       $130,688
                                                    ==============  ==============   ============== ==============

Outstanding units of beneficial interest (shares)
   Institutional Shares                                    508,429         211,759          871,598        100,998
   Investment A Shares                                     215,083         264,411               NA         29,705
                                                    --------------  --------------   -------------- --------------
   Total                                                   723,512         476,170          871,598        130,703
                                                    ==============  ==============   ============== ==============

Net Asset Value
   Offering and redemption price per share -
   Institutional Shares and Investment A Shares           $   1.00        $   1.00         $   1.00       $   1.00
                                                    ==============  ==============   ============== ==============

(See Notes which are an integral part of the Financial Statements)

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000
(AMOUNTS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------

                                                          PRIME        GOVERNMENT     U.S. TREASURY   TAX EXEMPT
                                                      MONEY MARKET    MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                          FUND            FUND            FUND           FUND
                                                    --------------  --------------   -------------- --------------
INVESTMENT INCOME:
Interest income                                            $33,771         $32,462          $51,078         $3,620
                                                    --------------  --------------   -------------- --------------
   Total Income                                             33,771          32,462           51,078          3,620
                                                    --------------  --------------   -------------- --------------

EXPENSES:
Investment advisory fees                                     2,260           2,274            3,627            477
Administrative fees                                            958           1,060            1,539            167
Distribution services - Investment A Shares                    348             804               --             62
Fund accounting fees                                           116             141              162             57
Transfer agent fees                                             34              24               43             25
Trustees' fees                                                   3               5                5              1
Professional fees                                               16              25               30             12
Custodian fees                                                  30              37               61             11
Miscellaneous fees                                              89              56              155             45
                                                    --------------  --------------   -------------- --------------
     Total Expenses                                          3,854           4,426            5,622            857
                                                    --------------  --------------   -------------- --------------
     Less fees voluntarily reduced                            (576)           (542)          (2,176)          (544)
                                                    --------------  --------------   -------------- --------------
     Net Expenses                                            3,278           3,884            3,446            313
                                                    --------------  --------------   -------------- --------------
     Net Investment Income                                  30,493          28,578           47,632          3,307
                                                    --------------  --------------   -------------- --------------
REALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions                (6)             --             (195)            (3)
                                                    --------------  --------------   -------------- --------------
Change in net assets resulting from operations             $30,487         $28,578          $47,437         $3,304
                                                    ==============  ==============   ============== ==============

(See notes which are in an integral part of the financial statements)

FIFTH THIRD FUNDS STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------
                                                                                              GOVERNMENT
                                                       PRIME MONEY MARKET FUND             MONEY MARKET FUND
                                                    ------------------------------- -------------------------------
                                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                      JULY 31, 2000   JULY 31, 1999   JULY 31, 2000   JULY 31, 1999
                                                     --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                  $    30,493     $    19,140        $  28,578      $  30,404
Net realized gains/(losses) on
   investment transactions                                      (6)              3               --             27
                                                    --------------  --------------   -------------- --------------
   Change in net assets resulting from operations           30,487          19,143           28,578         30,431
                                                    --------------  --------------   -------------- --------------

DISTRIBUTIONS TO INSTITUTIONAL SHAREHOLDERS:
   From net investment income                              (23,129)        (16,776)         (12,744)       (12,423)
DISTRIBUTIONS TO INVESTMENT A SHAREHOLDERS:
   From net investment income                               (7,364)         (2,365)         (15,830)       (17,952)
                                                    --------------  --------------   -------------- --------------
   Change in net assets from
       shareholder distributions                           (30,493)        (19,141)         (28,574)       (30,375)
                                                    --------------  --------------   -------------- --------------

FUND SHARE (PRINCIPAL) TRANSACTIONS:
Proceeds from shares issued                              1,860,423       1,164,194          819,496        683,747
Assets acquired from reorganization (a)                         --              --               --        445,341
Dividends reinvested                                         1,036             440            1,290          7,325
Cost of shares redeemed                                 (1,561,347)     (1,146,146)        (978,699)      (873,697)
                                                    --------------  --------------   -------------- --------------
   Change in net assets from share transactions            300,112          18,488         (157,913)       262,716
                                                    --------------  --------------   -------------- --------------
   Change in net assets                                    300,106          18,490         (157,909)       262,772

NET ASSETS:
Beginning of period                                        423,390         404,900          634,092        371,320
                                                    --------------  --------------   -------------- --------------
End of period                                          $   723,496     $   423,390        $ 476,183      $ 634,092
                                                    ==============  ==============   ============== ==============
Undistributed net investment income                             --              --        $     423      $     415
                                                    ==============  ==============   ============== ==============


(a)Represents net assets of the Cardinal Government Securities Money Market Fund which were acquired in a tax-free reorganization on September 21, 1998.

(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------

                                             U.S. TREASURY
                                           MONEY MARKET FUND                  TAX EXEMPT MONEY MARKET FUND
                                    -------------------------------- -----------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED     YEAR ENDED
                                      JULY 31, 2000   JULY 31, 1999   JULY 31, 2000 JULY 31, 1999 (a) SEPT. 30, 1998
                                     --------------  --------------  -------------- ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                  $    47,632     $    42,353        $  3,307        $     968      $   1,756
Net realized gains/(losses)
on investment transactions                    (195)            236              (3)              (8)            (2)
                                    --------------  --------------  --------------   -------------- --------------
   Change in net assets resulting
   from operations                          47,437          42,589           3,304              960          1,754
                                    --------------  --------------  --------------   -------------- --------------

DISTRIBUTIONS TO INSTITUTIONAL
SHAREHOLDERS:
   From net investment income              (47,632)        (42,379)           (829)            (188)            (6)
DISTRIBUTIONS TO INVESTMENT A
SHAREHOLDERS:
   From net investment income                   --              --          (2,478)            (780)        (1,750)
                                    --------------  --------------  --------------   -------------- --------------
   Change in net assets from
   shareholder distributions               (47,632)        (42,379)         (3,307)            (968)        (1,756)
                                    --------------  --------------  --------------   -------------- --------------

FUND SHARE (PRINCIPAL) TRANSACTIONS:
Proceeds from shares issued              2,529,768       2,079,693         233,738           97,644        182,537
Dividends reinvested                         6,522           7,299              63              267          1,648
Cost of shares redeemed                 (2,520,724)     (2,107,005)       (147,507)        (105,953)      (192,020)
                                    --------------  --------------  --------------   -------------- --------------
   Change in net assets from
   share transactions                       15,566         (20,013)         86,294           (8,042)        (7,835)
                                    --------------  --------------  --------------   -------------- --------------
   Change in net assets                     15,371         (19,803)         86,291           (8,050)        (7,837)

NET ASSETS:
Beginning of period                        856,286         876,089          44,397           52,447         60,284
                                    --------------  --------------  --------------   -------------- --------------
End of Period                          $   871,657     $   856,286        $130,688        $  44,397      $  52,447
                                    ==============  ==============  ==============   ============== ==============

Undistributed net investment income    $       247     $        20              --               --             --
                                    ==============  ==============  ==============   ============== ==============


(a) Reflects operations for the period October 1, 1998 through July 31, 1999.

(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2000
--------------------------------------------------------------------------------

(1) ORGANIZATION

Fifth Third Funds, formerly known as the Fountain Square Funds, (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At July 31, 2000, the Trust consisted of seventeen separate investment portfolios. The accompanying financial statements and notes relate only to the Prime Money Market Fund (formerly known as the Commercial Paper Fund), Government Money Market Fund (formerly known as the Government Cash Reserves Fund), U.S. Treasury Money Market Fund (formerly known as the U.S. Treasury Obligations Fund), and the Tax Exempt Money Market Fund (individually the "Fund" and collectively the "Funds").

The Prime Money Market Fund, Government Money Market Fund, and the Tax Exempt Money Market Fund offer two classes of shares: Institutional Shares (formerly known as Trust Shares) and Investment A Shares (formerly known as Investment Shares). Each class of shares has identical rights and privileges except with respect to distribution (12b-1) fees paid by the Investment A Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. The U.S. Treasury Money Market Fund offers only Institutional Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

A. SECURITIES VALUATIONS--Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security.

B. REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's Advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization or accretion of the premium or discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

D. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

E. DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000

-------------------------------------------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

Transactions in Fund shares were as follows (amounts in thousands):


                                                                  PRIME                        GOVERNMENT
                                                            MONEY MARKET FUND               MONEY MARKET FUND
                                                     ------------------------------- -------------------------------
                                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                      JULY 31, 2000   JULY 31, 1999   JULY 31, 2000   JULY 31, 1999
                                                     --------------  --------------  --------------  --------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                                       $ 1,354,116    $  1,076,548        $ 418,802      $ 451,018
   Dividends reinvested                                      1,036             440               --             --
   Shares redeemed                                      (1,195,099)     (1,096,972)        (460,001)      (419,089)
                                                    --------------  --------------   -------------- --------------
   INSTITUTIONAL SHARES                                $   160,053    $    (19,984)       $ (41,199)     $  31,929
                                                    --------------  --------------   -------------- --------------

INVESTMENT A SHARES:
   Shares issued                                       $   506,307     $    87,646        $ 400,694      $ 232,729
   Shares issued for reorganization (a)                         --              --               --        445,341
   Dividends reinvested                                         --              --            1,290          7,325
   Shares redeemed                                        (366,248)        (49,174)        (518,698)      (454,608)
                                                    --------------  --------------   -------------- --------------
   INVESTMENT A SHARES                                 $   140,059     $    38,472        $(116,714)     $ 230,787
                                                    --------------  --------------   -------------- --------------
TOTAL NET INCREASE (DECREASE) FROM
   CAPITAL TRANSACTIONS                                $   300,112     $    18,488        $(157,913)     $ 262,716
                                                    ==============  ==============   ============== ==============

SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                                         1,354,108       1,076,548          418,800        451,018
   Dividends reinvested                                      1,035             440               --             --
   Shares redeemed                                      (1,195,083)     (1,096,970)        (460,001)      (419,089)
                                                    --------------  --------------   -------------- --------------
   INSTITUTIONAL SHARES                                    160,060         (19,982)         (41,201)        31,929
                                                    --------------  --------------   -------------- --------------

INVESTMENT A SHARES:
   Shares issued                                           506,306          87,646          400,694        232,666
   Shares issued for reorganization                             --              --               --        445,357
   Dividends reinvested                                          1              --            1,290          7,325
   Shares redeemed                                        (366,247)        (49,174)        (518,710)      (454,494)
                                                    --------------  --------------   -------------- --------------
   INVESTMENT A SHARES                                     140,060          38,472         (116,726)       230,854
                                                    --------------  --------------   -------------- --------------
TOTAL NET INCREASE (DECREASE) FROM
   CAPITAL TRANSACTIONS                                    300,120          18,490         (157,927)       262,783
                                                    ==============  ==============   ============== ==============

(a)Represents shares issued to acquire the net assets of the Cardinal Government Securities Money Market Fund on September 21, 1998.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000

-------------------------------------------------------------------------------------------------------------------
                                             U.S. TREASURY                            TAX EXEMPT
                                           MONEY MARKET FUND                       MONEY MARKET FUND
                                    -------------------------------  ----------------------------------------------
                                      YEAR ENDED       YEAR ENDED      YEAR ENDED     PERIOD ENDED    YEAR ENDED
                                     JULY 31, 2000    JULY 31, 1999   JULY 31, 2000  JULY 31, 1999* SEPT. 30, 1998
                                    --------------   --------------  --------------  -------------- --------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                      $  2,529,768    $  2,079,693       $ 207,941         $ 87,092      $  12,864
   Dividends reinvested                      6,522           7,299              --               --             --
   Shares redeemed                      (2,520,724)     (2,107,005)       (124,626)         (77,363)        (4,910)
                                    --------------  --------------  --------------   -------------- --------------
   INSTITUTIONAL SHARES               $     15,566    $    (20,013)      $  83,315         $  9,729      $   7,954
                                    --------------  --------------  --------------   -------------- --------------

INVESTMENT A SHARES:
   Shares issued                      $         NA    $         NA       $  25,797         $ 10,552      $ 169,673
   Dividends reinvested                         NA              NA              63              267          1,648
   Shares redeemed                              NA              NA         (22,881)         (28,590)      (187,110)
                                    --------------  --------------  --------------   -------------- --------------
   INVESTMENT A SHARES                $         NA    $         NA       $   2,979         $(17,771)     $ (15,789)
                                    --------------  --------------  --------------   -------------- --------------
TOTAL NET INCREASE (DECREASE)
    FROM CAPITAL TRANSACTIONS         $     15,566    $    (20,013)      $  86,294         $ (8,042)     $  (7,835)
                                    ==============  ==============  ==============   ============== ==============

SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                         2,529,765       2,079,689         207,941           87,092         12,864
   Dividends reinvested                      6,521           7,299              --               --             --
   Shares redeemed                      (2,520,724)     (2,107,005)       (124,626)         (77,363)        (4,910)
                                    --------------  --------------  --------------   -------------- --------------
   INSTITUTIONAL SHARES                     15,562         (20,017)         83,315            9,729          7,954
                                    --------------  --------------  --------------   -------------- --------------

INVESTMENT A SHARES:
   Shares issued                                NA              NA          25,797           10,552        169,674
   Dividends reinvested                         NA              NA              63              266          1,648
   Shares redeemed                              NA              NA         (22,881)         (28,589)      (187,110)
                                    --------------  --------------  --------------   -------------- --------------
   INVESTMENT A SHARES                          NA              NA           2,979          (17,771)       (15,788)
                                    --------------  --------------  --------------   -------------- --------------
TOTAL NET INCREASE (DECREASE) FROM
   CAPITAL TRANSACTIONS                     15,562         (20,017)         86,294           (8,042)        (7,834)
                                    ==============  ==============  ==============   ============== ==============

* Reflects operations for the period October 1, 1998 through July 31, 1999.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (AMOUNTS IN THOUSANDS)

INVESTMENT ADVISORY FEE--Fifth Third Bank, the Trust's investment Advisor (the "Advisor"), receives for its services investment advisory fees at annual rates equal to the percentages that follow of the relevant Fund's average daily net assets: Prime Money Market Fund, Government Money Market Fund and U.S. Treasury Money Market Fund - 0.40%; and Tax Exempt Money Market Fund - 0.50%.

The Advisor may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Funds. The Advisor can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion. For the year ended July 31, 2000, the Advisor waived $113, $1,269 and $477 in advisory fees for the Prime Money Market Fund, the U.S. Treasury Money Market Fund and the Tax Exempt Money Market Fund, respectively.

ADMINISTRATIVE FEE--BISYS Fund Services ("BISYS") serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from BISYS computed daily as a percentage of the daily net assets of the Funds. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Trust for the period. Administration fees are computed at 0.20% of first $1 billion of net assets of the Trust, 0.18% of net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of net assets of the Trust. For the year ended July 31, 2000, the administrator waived $463, $381, $907, and $22 in administration fees for the Prime Money Market Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund, and Tax Exempt Money Market Fund, respectively.

DISTRIBUTION SERVICES FEE--The Prime Money Market Fund, the Government Money Market Fund, and the Tax Exempt Money Market Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Effective December 1, 1995, BISYS serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Investment A Shares to finance activities intended to result in the sales of each Funds' Investment A Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Investment A Shares, annually, to compensate the distributor. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2000, the distributor waived $161 and $44 in distribution fees for the Government Money Market Fund and Tax Exempt Money Market Fund, respectively.

TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING AND CUSTODY FEES--Fifth Third Bank serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank also maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

Certain officers and Trustees of the Trust are officers and Trustees of the above companies but are not paid any fees directly by the Trust for serving as officers and Trustees of the Trust.

(5) FEDERAL INCOME TAXES

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

At July 31, 2000, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations (amounts in thousands):

                                               AMOUNT           EXPIRES
                                            ----------------------------
Prime Money Market Fund                          $  4              2008
Government Money Market Fund                      293              2002
                                                   92              2004
                                                    2              2008
Tax Exempt Money Market Fund                        2              2007
                                                    8              2008
U.S. Treasury Money Market Fund                   136              2008

Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital losses (amounts in thousands):

                                                        POST-OCTOBER
                                                       CAPITAL LOSSES
                                                        -------------
Prime Money Market Fund                                       $ 2
Government Money Market Fund                                    6
Tax Exempt Money Market Fund                                    3
U.S. Treasury Money Market Fund                                59

During the fiscal year ended July 31, 2000 the Tax Exempt Money Market Fund declared tax-exempt income distributions of $3,307.


--------------------------------------------------------------------------------
CHANGE IN INDEPENDENT AUDITOR

In March 2000, Ernst & Young LLP (Ernst & Young) resigned as independent auditor of the Fifth Third Funds (the Funds). Arthur Andersen LLP (Arthur Andersen) was selected as the Funds' independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Funds' audit committee and was approved by the Funds' Board of Trustees.

The reports on the financial statements audited by Ernst & Young for the years ended July 31, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' two most recent fiscal years and up to and including March 2000, there were no disagreements between the Funds and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Ernst & Young, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.

FIFTH THIRD PRIME MONEY MARKET FUND FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

----------------------------------------------------------------------------------------------------------------------


                                                                              YEAR ENDED JULY 31,
                                                          ----------------------------------------------------------
                                                             2000        1999        1998       1997        1996
                                                           --------    --------   --------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD                       $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                                           --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                       0.05        0.05       0.05        0.05        0.05
                                                           --------    --------   --------    --------    --------
   Total from investment operations                            0.05        0.05       0.05        0.05        0.05
                                                           --------    --------   --------    --------    --------

LESS DISTRIBUTIONS:
   Distributions to shareholders from
   net investment income                                      (0.05)      (0.05)     (0.05)      (0.05)      (0.05)
                                                           --------    --------   --------    --------    --------
   Total distributions                                        (0.05)      (0.05)     (0.05)      (0.05)      (0.05)
                                                           --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                             $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                                           ========    ========   ========    ========    ========
TOTAL RETURN                                                   5.53%       4.76%      5.25%       5.11%       5.20%

RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                                0.52%       0.52%      0.52%       0.52%       0.49%
   Net investment income                                       5.44%       4.66%      5.13%       4.99%       5.07%
   Expense waiver/reimbursement (a)                            0.10%       0.11%      0.12%       0.09%       0.08%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)                      $508,414    $348,366   $368,348    $341,827    $300,821



                                                                              YEAR ENDED JULY 31,
                                                           ---------------------------------------------------------
                                                             2000        1999        1998       1997        1996
                                                           --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD                       $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                                           --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                       0.05        0.04       0.05        0.05        0.05
                                                           --------    --------   --------    --------    --------
   Total from investment operations                            0.05        0.04       0.05        0.05        0.05
                                                           --------    --------   --------    --------    --------

LESS DISTRIBUTIONS:
   Distributions to shareholders from
   net investment income                                      (0.05)      (0.04)     (0.05)      (0.05)      (0.05)
                                                           --------    --------   --------    --------    --------
   Total distributions                                        (0.05)      (0.04)     (0.05)      (0.05)      (0.05)
                                                           --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                             $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                                           ========    ========   ========    ========    ========
TOTAL RETURN                                                   5.27%       4.53%      5.25%       5.11%       5.20%

RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                                0.77%       0.75%      0.52%       0.52%       0.49%
   Net investment income                                       5.29%       4.39%      5.13%       4.99%       5.06%
   Expense waiver/reimbursement (a)                            0.10%       0.13%      0.47%       0.44%       0.40%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)                      $215,082    $ 75,024   $ 36,552    $ 33,438    $ 19,341

(a)This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(See notes which are an integral part of the financial statements)

FIFTH THIRD GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------------------------------------------



                                                                              YEAR ENDED JULY 31,
                                                           --------------------------------------------------------
                                                             2000        1999        1998       1997        1996
                                                           --------    --------   --------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD                       $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                                           --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                       0.05        0.05       0.05        0.05        0.05
                                                           --------    --------   --------    --------    --------
   Total from investment operations                            0.05        0.05       0.05        0.05        0.05
                                                           --------    --------   --------    --------    --------

LESS DISTRIBUTIONS:
   Distributions to shareholders from
   net investment income                                      (0.05)      (0.05)     (0.05)      (0.05)      (0.05)
                                                           --------    --------   --------    --------    --------
   Total distributions                                        (0.05)      (0.05)     (0.05)      (0.05)      (0.05)
                                                           --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                             $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                                           ========    ========   ========    ========    ========
TOTAL RETURN                                                   5.31%       4.60%      5.13%       5.01%       5.11%

RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                                0.57%       0.56%      0.52%       0.51%       0.50%
   Net investment income                                       5.17%       4.52%      5.02%       4.90%       4.99%
   Expense waiver/reimbursement (a)                            0.07%       0.11%      0.12%       0.09%       0.07%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)                      $211,790    $252,987   $221,034    $162,543    $132,326



                                                                              YEAR ENDED JULY 31,
                                                           --------------------------------------------------------
                                                             2000        1999        1998       1997        1996
                                                           --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD                       $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                                           --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                       0.05        0.04       0.05        0.05        0.05
                                                           --------    --------   --------    --------    --------
   Total from investment operations                            0.05        0.04       0.05        0.05        0.05
                                                           --------    --------   --------    --------    --------

LESS DISTRIBUTIONS:
   Distributions to shareholders from
   net investment income                                      (0.05)      (0.04)     (0.05)      (0.05)      (0.05)
                                                           --------    --------   --------    --------    --------
   Total distributions                                        (0.05)      (0.04)     (0.05)      (0.05)      (0.05)
                                                           --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                             $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                                           ========    ========   ========    ========    ========
TOTAL RETURN                                                   5.10%       4.41%      5.13%       5.00%       5.11%

RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                                0.77%       0.75%      0.52%       0.51%       0.51%
   Net investment income                                       4.93%       4.26%      5.02%       4.90%       4.97%
   Expense waiver/reimbursement (a)                            0.12%       0.17%      0.47%       0.44%       0.42%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)                      $264,393    $381,105   $150,286    $110,543    $ 68,884


(a)This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(See notes which are an integral part of the financial statements)

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------------------------------------------


                                                                              YEAR ENDED JULY 31,
                                                           --------------------------------------------------------
                                                             2000        1999        1998       1997        1996
                                                           --------    --------   --------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD                       $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                                           --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                       0.06        0.05       0.05        0.05        0.05
                                                           --------    --------   --------    --------    --------
   Total from investment operations                            0.06        0.05       0.05        0.05        0.05
                                                           --------    --------   --------    --------    --------

LESS DISTRIBUTIONS:
   Distributions to shareholders from
   net investment income                                      (0.06)      (0.05)     (0.05)      (0.05)      (0.05)
                                                           --------    --------   --------    --------    --------
   Total distributions                                        (0.06)      (0.05)     (0.05)      (0.05)      (0.05)
                                                           --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                             $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                                           ========    ========   ========    ========    ========
TOTAL RETURN                                                   5.40%       4.68%      5.31%       5.11%       5.24%

RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                                0.38%       0.38%      0.38%       0.42%       0.43%
   Net investment income                                       5.26%       4.57%      5.19%       5.00%       5.10%
   Expense waiver/reimbursement (a)                            0.24%       0.24%      0.24%       0.17%       0.12%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)                      $871,657    $856,286   $876,089    $539,087    $489,228

(a)This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(See notes which are an integral part of the financial statements)

FIFTH THIRD TAX EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

---------------------------------------------------------------------------------------------------------------------
                                                  YEAR      PERIOD      PERIOD
                                                 ENDED       ENDED       ENDED
                                                JULY 31,   JULY 31,    SEPT. 30,
                                                  2000       1999*      1998**
                                               --------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $   1.00    $   1.00    $   1.00
                                               --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.04        0.03         --
                                               --------    --------    --------
    Total from investment operations               0.04        0.03         --
                                               --------    --------    --------
LESS DISTRIBUTIONS:
   Distributions to shareholders from
   net investment income                         (0.04)      (0.03)         --
                                               --------    --------    --------
   Total distributions                           (0.04)      (0.03)         --
                                               --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $  1.00     $  1.00     $  1.00
                                               ========    ========    ========
TOTAL RETURN                                      3.46%       2.24%(a)    2.74%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                   0.31%       0.61%(b)    0.63%(b)
   Net investment income                          3.51%       2.66%(b)    3.09%(b)
   Expense waiver/reimbursement (c)               0.52%       0.33%(b)      -- (b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $100,995    $ 17,682     $ 7,953


                                                  YEAR     PERIOD
                                                  ENDED      ENDED              YEAR ENDED SEPTEMBER 30,
                                                JULY 31,   JULY 31,   --------------------------------------------
                                                  2000       1999*       1998        1997       1996        1995
                                                --------   --------    --------    --------   --------    --------
INVESTMENT A SHARES***
NET ASSET VALUE, BEGINNING OF PERIOD           $   1.00    $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.03        0.03        0.03       0.03        0.03        0.03
                                               --------    --------    --------   --------    --------    --------
   Total from investment operations                0.03        0.03        0.03       0.03        0.03        0.03
                                               --------    --------    --------   --------    --------    --------
LESS DISTRIBUTIONS:
   Distributions to shareholders from
   net investment income                          (0.03)      (0.03)      (0.03)     (0.03)      (0.03)      (0.03)
                                               --------    --------    --------   --------    --------    --------
   Total distributions                            (0.03)      (0.03)      (0.03)     (0.03)      (0.03)      (0.03)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                 $   1.00    $   1.00    $   1.00   $   1.00    $   1.00    $   1.00
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN                                       3.40%       2.18%(a)    2.74%      2.72%       2.67%       3.02%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                    0.38%       0.75%(b)    0.71%      0.80%       0.89%       0.81%
   Net investment income                           3.33%       2.60%(b)    2.88%      2.79%       2.66%       2.99%
   Expense waiver/reimbursement (c)                0.70%       0.44%(b)      --         --          --          --
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $ 29,693    $ 26,715    $ 44,494   $ 60,284    $ 59,915    $ 64,780

* Reflects operations for the period from October 1, 1998 through July 31, 1999.
** Reflects operations for the period from September 21, 1998 (commencement of operations) through September 30, 1998.
*** Information for the period prior to
    September 21, 1998 is for the Tax Exempt Money Market Fund, the predecessor fund of the Fifth Third Tax Exempt Money Market Fund.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

(See notes which are an integral part of the financial statements)

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of the Fifth Third Funds:

We have audited the statements of assets and liabilities, including the schedule of portfolio investments, of the Fifth Third Prime Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third U.S. Treasury Money Market Fund, and Fifth Third Tax Exempt Money Market Fund (the Funds) of the Fifth Third Funds as of July 31, 2000, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights for all periods presented prior to the year ended July 31, 2000, were audited by other auditors whose reports dated September 22, 1999 and November 14, 1997, expressed unqualified opinions on those statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2000, the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.



                                                         /s/ Arthur Andersen LLP

Cincinnati, Ohio
September 6, 2000